Note 13 - Other (Charges) Income, Net	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Other Nonoperating Income and Expense [Text Block]

NOTE 13:  OTHER (CHARGES) INCOME, NET

	Successor			Predecessor
(in millions)	Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
Income (charges):
Interest income	$1	$6	$3	$3
Loss on foreign exchange transactions (1)	(17)	(22)	(5)	(7)
Other	(5)	(5)	12	(9)
Total	$(21)	$(21)	$10	$(13)

(1)

In 2015 and 2014 Kodak recorded charges of $2 million and $16 million, respectively, from the remeasurement of its Venezuelan subsidiary’s monetary assets and liabilities.  Refer to Note 1, “Basis of Presentations and Significant Accounting Matters”, “Foreign Currency” section.